Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash Transactions
Remeasurement of earn-out of Alem da Medicina, CardioPapers and Glic			R$ 2,556
Additions and remeasurements of right-of-use assets and lease liabilities	136,714	117,897	77,715
Additions (reversals) of provision for legal proceedings with corresponding indemnification asset, net	1,678	(3,154)	20,000
Additions to intangibles and goodwill through accounts payable to selling shareholders	40,000	279,989	234,000
Dividends payable	R$ 192